Nationwide Destination 2025 Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide Destination 2025 Fund	Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Destination 2025 Fund		Class A Shares	Class C Shares	Class R1 Shares	Class R2 Shares	Institutional Service Class Shares	Institutional Class Shares
Management Fees	[1]	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.65%	0.50%	none	none
Other Expenses		0.26%	0.01%	0.26%	0.26%	0.26%	0.01%
Acquired Fund Fees and Expenses		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses		0.92%	1.42%	1.32%	1.17%	0.67%	0.42%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective January 1, 2012.

Expense Example - Nationwide Destination 2025 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	663	851	1,055	1,641
Class C Shares	245	449	776	1,702
Class R1 Shares	134	418	723	1,590
Class R2 Shares	119	372	644	1,420
Institutional Service Class Shares	68	214	373	835
Institutional Class Shares	43	135	235	530

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide Destination 2025 Fund Class C Shares	145	449	776	1,702